JPMorgan Managed Income Fund Average Annual Total Returns - I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.18%	2.18%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.60%	3.07%	2.35%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.82%	1.82%	1.40%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.70%	1.81%	1.39%